Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Aluminum swap [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	14.96%	21.78%
Pre-tax impact on equity Price Increases	$ 177	$ 312
Prices decrease	$ (177)	$ (312)
Exchange traded sugar futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	31.48%	29.73%
Pre-tax impact on equity Price Increases	$ 23	$ 16
Prices decrease	$ (23)	$ (16)
Exchange traded wheat futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	25.30%	30.30%
Pre-tax impact on equity Price Increases	$ 21	$ 6
Prices decrease	$ (21)	$ (6)
Natural gas and energy derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	47.08%	25.86%
Pre-tax impact on equity Price Increases	$ 95	$ 66
Prices decrease	$ (95)	$ (66)
Rice swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	46.17%	22.64%
Pre-tax impact on equity Price Increases	$ 35	$ 47
Prices decrease	$ (35)	$ (47)
Corn swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	32.84%	21.74%
Pre-tax impact on equity Price Increases	$ 52	$ 42
Prices decrease	$ (52)	$ (42)
Plastic derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	26.74%	24.03%
Pre-tax impact on equity Price Increases	$ 13	$ 14
Prices decrease	$ (13)	$ (14)